                               FIFTH THIRD FUNDS

                         Supplement dated May 6, 2002
            to the Stock and Bond Institutional Shares Prospectus,
      the Stock and Bond and Money Market Advisor Shares Prospectus, and
 the Stock and Bond and Money Market Investment A, B, and C Shares Prospectus,
                         each dated October 29, 2001.

This Supplement provides updated information regarding (1) the change in the investment objectives, policies and name of the Equity Income Fund, (2) changes to portfolio managers, (3) the addition of Investment C Shares to the Prime Money Market Fund, and (4) the current independent auditor for Fifth Third Funds. Please keep this Supplement and read it together with the applicable Prospectuses.

1. Proposed Change to the Investment Objective, Policies and Name of the Equity Income Fund.

At a meeting held on April 10, 2002, the Board of Trustees of Fifth Third Funds unanimously approved, subject to Shareholder approval, the change in the investment objective of the Equity Income Fund on or about July 24, 2002. This Fund, to be renamed the Disciplined Large Value Fund, will seek long-term capital appreciation with current income as a secondary objective. The new investment policies of the Disciplined Large Value Fund will reflect an investment focus on value oriented stocks.

2. Update to Portfolio Managers.

Information regarding current portfolio managers appears below:

   Small Cap Growth Fund:  The portfolio manager is Michael S. Gilmore.

   International GDP Fund: The co-portfolio managers are David C. Eder and Brian J. Smolinski.

   International Equity Fund: The co-portfolio managers are Ann Thieverge (Managing Director of Morgan Stanley Dean Witter Investment Management Inc.) and David C. Eder.

   Mid Cap Fund: The co-portfolio managers are Steven E. Folker and James E. Russell.*

   Pinnacle Fund: The co-portfolio managers are Thomas F. Maurath (Executive Vice President of Heartland Capital Management, Inc.) and Steven E. Folker.

   Quality Growth Fund:  The co-portfolio managers are Steven E. Folker, James
   E. Russell* and John B. Schmitz.

   Balanced Fund:  The co-portfolio managers are James E. Russell* and Steven
   E. Folker regarding the equity portion and Mitchell L. Stapley and John L. Cassady III regarding the fixed income portion.

   Intermediate Municipal Bond Fund: The co-portfolio managers are Michael J. Martin and Sarah M. Quirk.

   Short Term Bond Fund: The co-portfolio managers are Mitchell L. Stapley, W. Brian Cothran** and David L. Withrow.***
--------
* James E. Russell is the Director of Equity Research and Growth Funds Management. In this role he is the co-portfolio manager of the Fifth Third Balanced Fund, carries a moderate personal trust account load and oversees the Equity Research and Growth Funds management teams. Mr. Russell graduated from Centre College with a BS before going on to obtain his MBA from Emory University. He earned the CFA designation in 1994 and has over 14 years of investment experience as an analyst, portfolio manager, and fund manager. Mr. Russell is a former member of Centre College's Alumni Board, an active member of Emory University's Business School Advisory Board and a youth baseball coach.
** W. Brian Cothran is an Assistant Vice President and Fixed Income Portfolio Manager for Fifth Third Investment Advisors and Fifth Third Asset Management Inc. Prior to becoming co-portfolio manager of the Fifth Third Short Term Bond Fund, he was the Senior Fixed Income Trader and the Head of the Fixed Income Trading Desk. Mr. Cothran has over 10 years of investment experience and has been with Fifth Third since 1997. He is a member of the Association for Investment Management and Research and the Cincinnati Society of Financial Analysts. Mr. Cothran earned a BA in Business Administration with a concentration in finance from the University of Mississippi.

1                                                       ALLPRO-SUP05/02

*** David L. Withrow graduated from Anderson University and earned a B.A. in
    Economics. Mr. Withrow earned his CFA designation in 1993. He has more than 12 years of investment experience. He joined Fifth Third Bank Investment Advisors in 1999. As a Senior Fixed Income Portfolio Manager, Mr. Withrow is responsible for the management of actively managed fixed income portfolios and is the co-portfolio manager of the Fifth Third Short Term Bond Fund. Mr. Withrow is a member of AIMR, and the Cincinnati Society of Financial Analysts.

3. Investment C Shares Now Offered by the Prime Money Market Fund.

Revised information pertaining to the Investment C Shares of the Prime Money Market Fund appears below:

   a. The return table on page 57 will add Investment C shares information as follows:

         Average Annual Total Returns (for the periods ended December 31, 2001)

                                                   Inception           Past 5
                                                     Date    Past Year Years  Since Inception
---------------------------------------------------------------------------------------------
Investment C Shares+
(with applicable Contingent Deferred Sales Charge)  8/11/92    2.80%    3.99%      3.71%
---------------------------------------------------------------------------------------------

   + Investment C shares were not in existence prior to May 1, 2002.
     Performance for the period from August 11, 1992 through October 10, 2000 is based on the performance for Investment A shares, adjusted to reflect the higher expenses and applicable sales charges for Investment C shares. Performance for the period from October 11, 2000 through December 31, 2001 is based on the performance for Investment B shares, adjusted to reflect the expenses and sales charges for Investment C shares.

   b. The fee table on page 71 will add Investment C shares information as follows:

                                            Fifth Third Prime Money Market Fund
                                                            Investment C Shares

      Shareholder Fees
      -------------------------------------------------------------------
      Maximum Sales Charge (Load) Imposed on Purchases             None
      -------------------------------------------------------------------
      Maximum Sales Charge (Load) Imposed on Reinvested Dividends  None
      -------------------------------------------------------------------
      Maximum Deferred Sales Load                                 1.00%*
      -------------------------------------------------------------------

      Annual Fund Operating Expenses
      (as a percentage of average net assets)
      Management fees                                             0.40%
      -------------------------------------------------------------------
      Distribution/Service (12b-1) fees                           0.75%
      -------------------------------------------------------------------
      Other expenses                                              0.48%
      -------------------------------------------------------------------
      Total Annual Fund Operating Expenses                        1.63%**
      -------------------------------------------------------------------
      Fee Waiver and/or Expense Reimbursements                       --
      -------------------------------------------------------------------
      Net Expenses                                                   --
      -------------------------------------------------------------------

   * The CDSC for Investment C shares of 1.00% applies to shares redeemed within the first year of purchase.
  ** The Funds' Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Prime Money Market Fund to 1.56% for Investment C shares. These waivers and/or expense reimbursements may be discontinued at any time.

   c. The expense example table on page 77 will add Investment C shares information as follows:

                Fifth Third Prime Money  1     3     5    10
                Market Fund             Year Years Years Years
                -----------------------------------------------
                Investment C Shares
                Assuming Redemption     $266 $514  $887  $1,933
                Assuming no Redemption  $166 $514  $887  $1,933
                -----------------------------------------------

4. Effective May 1, 2002, PricewaterhouseCoopers, LLP has been appointed as Fifth Third Funds' independent auditor.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                               FIFTH THIRD FUNDS

                         Supplement dated May 6, 2002
                                    to the
      Combined Statement of Additional Information dated October 29, 2001

Effective May 1, 2002, the Fifth Third Prime Money Market Fund will offer Investment C shares. As a result, revised information pertaining to the Fifth Third Prime Money Market Fund appears below.

   a. The class chart on page 2 will add Investment C shares as an offered class as follows:

                                                               Investment Investment Investment
                                 Institutional Advisor Service     A          B          C
-----------------------------------------------------------------------------------------------
Fifth Third Prime Money Market
Fund ("Prime Money Market Fund")       X          X                X          X          X
-----------------------------------------------------------------------------------------------

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE APPLICABLE PROSPECTUS FOR FUTURE REFERENCE.

3